Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2015
Supplement [Text Block]	mmot2_SupplementTextBlock	Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER PTAXX)
CASH II SHARES (TICKER PCDXX)
CLASS R SHARES (TICKER PTRXX)
TRUST SHARES (TICKER PTTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to occur at the close of business on or about December 11, 2015. With respect to PCOF, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1 , 2017; or (b) the date of the Fund's next effective prospectus.
Automated Shares | Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot2_SupplementTextBlock	Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER PTAXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to occur at the close of business on or about December 11, 2015. With respect to PCOF, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1 , 2017; or (b) the date of the Fund's next effective prospectus.
Cash II Shares | Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot2_SupplementTextBlock	Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER PCDXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to occur at the close of business on or about December 11, 2015. With respect to PCOF, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1 , 2017; or (b) the date of the Fund's next effective prospectus.
Class R Shares | Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot2_SupplementTextBlock	Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

CLASS R SHARES (TICKER PTRXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to occur at the close of business on or about December 11, 2015. With respect to PCOF, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1 , 2017; or (b) the date of the Fund's next effective prospectus.
Trust Shares | Federated Prime Cash Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot2_SupplementTextBlock	Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

TRUST SHARES (TICKER PTTXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED JUNE 2, 2015

Shareholder approval is not required to effect the Reorganizations. The Reorganizations are expected to occur at the close of business on or about December 11, 2015. With respect to PCOF, the "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnotes to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1 , 2017; or (b) the date of the Fund's next effective prospectus.